SCHEDULE OF OUTSTANDING WARRANTS AND TERMS (Details) - $ / shares shares in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding		2,477,500	2,477,500
Exercisable		2,477,500
Series (2015) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding		1,502,500	1,502,500
Exercise Price		$ 0.5
Exercisable		1,502,500
Exercisable Through		April 2021
Series (2016) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding		375,000	375,000
Exercise Price		$ 0.5
Exercisable		375,000
Exercisable Through		March 2022
Series (2018) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding		600,000	600,000
Exercise Price		$ 0.125
Exercisable		600,000
Exercisable Through		November 2021
First Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding	[1]
Exercise Price	[1]
Exercisable
Exercisable Through	[2]

[1]	The number of shares to be issued upon the exercise of derivative liabilities related to warrants instruments has not been determined as such warrants provide the Lenders with 25% warrant coverage, with the warrant exercise price to be equal to the offering price in the Company’s proposed public offering, or, in the event the Loan Amount are converted into ordinary shares, the warrant exercise price will be equal to the applicable closing bid price of the Company’s shares at the time of the conversion of the Loan Amount. However, based on the share price of the Company as of December 31, 2019 and 2020, the number of the warrants would have been 20,896,789 and 3,351,586 shares, respectively.
[2]	The exercise period is three years from the date of the determination of the exercise price.